EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
NOTE 6 - EQUITY

Common Stock to be Issued

On February 23, 2017, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with mCig, Inc., a Nevada corporation (“mCig”) consisting of the issuance of an aggregate of 350,000 shares of common stock. Of the 350,000 shares of common stock consideration, 150,000 shares or $426,000 have not been issued as of March 31, 2018 and have been included in “Common stock to be issued” in the accompanying condensed consolidated statement of stockholders’ equity. During the six months ended September 30, 2018, the Company issued 50,000 shares of common stock valued at $100,000 which was previously reflected as “Common stock to be issued” in the condensed consolidated statement of stockholders’ equity.

During the six months ended September 30, 2018, the Company sold 37,500 shares of common stock, of which 25,000 shares had not been issued as of September 30, 2018 and is reflected in “Common stock to be issued” in the condensed consolidated statement of stockholders’ equity. The shares were sold at a price of $2.00 per share for total proceeds of $75,000 pursuant to a private placement Subscription Agreement with accredited investors. The Subscription Agreement offered up to one million shares of the Company’s common stock at a price per share of $2.00 per share. The Company made this offering solely to accredited investors, as defined under Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended.

Establishment of Advisory Board and Adoption of Charter

On April 28, 2017, the Company established an advisory board (the “Advisory Board”) and approved and adopted a charter (the “Advisory Board Charter”) to govern the Advisory Board. The Advisory Board shall be comprised of one or more directors (“Advisors”), and up to nine independent, non-Board, non-employee members, all of whom shall be appointed and subject to removal by the Board of Directors at any time.

During the six months ended September 30, 2018, the Company appointed another Advisor to the Advisory Board, which entitled him to an annual consulting fee 25,000 shares of the Company’s stock for a term of 6 months, with total fair value of $51,000.

Shares Issued for Services

During the six months ended September 30, 2018, the Company granted an aggregate of 99,500 shares of its common stock to three (3) consultants as payment for services rendered to the Company and recorded expense of $241,852 based on the fair value of the Company’s common stock at grant dates. Of the 99,500 shares granted, 62,000 shares valued at $61,852 had not been issued as of September 30, 2018, and were reflected in “Common stock to be issued” in the condensed consolidated statement of stockholders’ equity during the period then ended.

Preferred Stock

The Company has authorized 5,000,000 shares of $0.00001 par value, undesignated Preferred Stock. As of March 31, 2018, the Company has not issued any shares of Preferred Stock nor has the Company designated any class of Preferred Stock.

Stock Subscriptions

During the fiscal year ended March 31, 2018, the Company sold 397,500 shares of common stock, of which 347,500 had been issued as of March 31, 2018 and 50,000 shares were reflected in Common Stock to be Issued in the Consolidated Balance Sheets. The shares were issued at a price of $2.00 per share for total proceeds of $795,000 pursuant to a private placement Subscription Agreement with accredited investors. The Subscription Agreement offered up to one million shares of the Company’s common stock at a price per share of $2.00 per share. The Company made this offering solely to accredited investors, as defined under Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended.

Establishment of Advisory Board and Adoption of Charter

On April 28, 2017, the Company established an advisory board (the “Advisory Board”) and approved and adopted a charter (the “Advisory Board Charter”) to govern the Advisory Board. The Advisory Board shall be comprised of one or more directors (“Advisors”), and up to nine independent, non-Board, non-employee members, all of whom shall be appointed and subject to removal by the Board of Directors at any time.

During the current fiscal year ended March 31, 2018, the Board of Directors appointed three (3) independent Advisors, non-Board, and non- employees to the Advisory Board. In connection with appointments to the Advisory Board, the Company entered into three (3) separate Advisory Board Agreements (the “Agreements”) with the Advisors dated effective May 1, 2017, November 1, 2017 and January 15, 2018, respectively. Two (2) of the Advisors are entitled to an annual consulting fee of $50,000 worth of shares of the Company’s common stock, for a term of 3 years, while the remaining Advisor is entitled to 20,000 shares of the Company’s common stock for a term of 6 months. During the current fiscal year ended March 31, 2018, the Company issued an aggregate of 94,510 shares of the Company’s common stock to the Advisors. The aggregate fair value of the 94,510 shares granted to Advisors was $194,000 as of March 31, 2018, which is being recognized as expense ratably over their respective terms. Concurrently, the Company recorded an expense of $85,000, during the current fiscal year ended March 31, 2018, which was included in general and administrative expenses in the accompanying Consolidated Statements of Operations. The remaining balance of the total fair value of shares issued shares of $109,000 was recognized as prepaid expense in the accompanying Consolidated Balance Sheets as of March 31, 2018 and will be amortized over their respective terms. Either party may terminate the Consulting Agreement at any time by providing a ten-day written notice prior of such termination.

Financial Advisory Services Agreement

On November 1, 2017, the Company entered into a Financial Advisory Consulting Services Agreement (the “Agreement”) whereby the Company hired an advisor to provide certain financial advisory services. The term of the agreement is segmented into two segments with the first segment ended on January 31, 2018 with a term of 3 months and the second segment expiring on October 31, 2018 with a term of 9 months. Under the first segment and second segment, the Company is required to issue 40,000 and 22,222 shares of the Company’s restricted common stock, respectively. Such shares are deemed to be earned and vested on November 1, 2018 and February 1, 2018, respectively. During the current fiscal year ended March 31, 2018, the Company issued the 40,000 shares due under the first segment valued at $88,000. No shares were issued under the second segment; however, the Company estimated the fair value of the 22,222 shares under the segment to be approximately $44,000 based on the fair value of the Company’s common stock at March 31, 2018, and recognized expense of $9,778 for the fiscal year then ended. As such, total expense under the Agreement was $97,778, which was reflected in the general and administrative expenses in the accompanying consolidated statements of operations.

In accordance with the Agreement, if the Company’s average closing price of its stock falls below $2.25 (“threshold price per share”) on a split adjusted basis within a period of 90 days before and including May 4, 2018 and August 1, 2018, respectively, the Company will be required to issue an adjusted number of shares based on a set formula defined in the Agreement.

Shares Issued for Services

In March 2018, the Company issued 20,000 shares of its common stock value at $2.50 per share on date of issuance in exchange for consulting services provided from September 2017 to January 2018. The value of these shares, $50,000, was reflected in general and administrative expenses in the accompanying Consolidated Statements of Operation.

Shares Issued to CEO

In March 2018, the Company issued 150,000 shares of its common stock at a price of $2.50 per share on date of issuance related to services provided by the Company’s CEO. The value of these shares, $375,000, was reflected in general and administrative expenses in the accompanying Consolidated Statements of Operation.

Repurchase of Shares

Effective March 5, 2018, Stony Hill Corp. consummated certain transactions under an Intellectual Property Purchase and Stock Repurchase Agreement (the “Agreement”), dated February 9, 2018, by and among the Company, Damian Marley and Daniel Dalton. Pursuant to the terms and conditions of the Agreement, the Company repurchased 3,150,000 shares of common stock of the Company from Mr. Marley for $50,000 and rights to the name Stony Hill. Additionally, per terms of the Agreement the Company repurchased 2,250,000 shares of common stock of the Company from Mr. Dalton for consideration of $50,000. In the aggregate Mr. Marley and Mr. Dalton transferred 5,400,000 shares, or approximately 40.4% of the then issued and outstanding common stock to the Company. The Company subsequently canceled all 5,400,000 shares.